Revenue (Details) - Schedule of Revenue for the Company - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Services transferred over time:
Design and project management services		$ 5,916	$ 10,555	$ 10,963
Media production services		75	1,773	392
Attraction hardware and turnkey sales		1,874
Other	1,516
Total revenue from services transferred over time	1,516	7,865	16,913	15,950
Services transferred at a point in time:
Digital media licenses		1,329	1,331
Total revenue from services transferred at a point in time		1,329	1,331
Total revenue	$ 1,516	$ 9,194	$ 18,244	$ 15,950